SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Licenses Revenue (in Dollars)					$ 23,798	$ 245,981
Sales Revenue, Services, Other (in Dollars)					736,091	95,991
Allowance for Doubtful Accounts Receivable (in Dollars)					$ 23,511	$ 0
Finite-Lived Intangible Asset, Useful Life					5 years	5 years
Advertising Expense (in Dollars)					$ 2,280	$ 13,589
Deferred Offering Costs (in Dollars)	$ 79,912		$ 79,912
Customer 1 [Member] | Accounts Receivable [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage			35.00%		62.00%	49.00%
Customer 1 [Member] | Sales Revenue, Net [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage	56.00%	57.00%	60.00%	46.00%	59.00%	37.00%
Customer 2 [Member] | Accounts Receivable [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage			27.00%		20.00%	24.00%
Customer 2 [Member] | Sales Revenue, Net [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage	20.00%	15.00%	15.00%	24.00%	18.00%	29.00%
Customer 3 [Member] | Accounts Receivable [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage			18.00%
Customer 3 [Member] | Sales Revenue, Net [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage		12.00%	11.00%	14.00%	10.00%
Minimum [Member] | Office Equipment [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Property, Plant and Equipment, Useful Life					3 years
Maximum [Member] | Office Equipment [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Property, Plant and Equipment, Useful Life					5 years